GENERAL	6 Months Ended
Jun. 30, 2025
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1: - GENERAL

a.
Evogene Ltd. (“Evogene” and together with its subsidiaries, the “Company”) was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company’s ordinary shares have been listed for trading on the Tel Aviv Stock Exchange since 2007, on the New York Stock Exchange from November 2013 until December 2016, and on the Nasdaq Stock Market since December 2016.

Evogene is a leading computational biology and chemistry company aiming to revolutionize the development of life-science based products by utilizing cutting edge technologies to increase probability of success while reducing development time and cost. The main challenge in product development in the life science industry is finding the winning candidates out of a vast number of possible prospects that address a complex myriad of criteria to reach successful products. The Company believes that by utilizing an advanced computational biology and chemistry platform to identify the most promising candidates addressing multiple development challenges toward successful life-science products, the Company can increase the probability of success while reducing time and cost.

To achieve this mission, the Company  has established three unique technological engines – MicroBoost AI, ChemPass AI and GeneRator AI – leveraging Big Data and Artificial Intelligence and incorporating deep multidisciplinary understanding in life sciences. Each technological engine is focused on the discovery and development of products based on one of the following core components: microbes (MicroBoost AI), small molecules (ChemPass AI), and genetic elements (GeneRator AI). The Company uses its technological engines to develop products through subsidiaries and with strategic partners.

b.
The financial results for the six month period ended June 30, 2025 of Lavie Bio Ltd. and the MicroBoost AI for agriculture operations, are presented as a single-line item in consolidated interim statements of profit or loss and included under the line titled - "Loss from discontinued operations, net". This accounting treatment follows the intention to sell the majority of Lavie Bio Ltd.’s activities and the MicroBoost AI for agriculture field as of June 30, 2025. As a result, all prior period amounts were reclassified to conform to this presentation  (see also Note 9).

c.	The Company has a history of losses and incurred operating losses of $6,098 and $9,404 during the six month periods ended June 30, 2025 and 2024, respectively.

As detailed in the Company’s audited consolidated financial statements and accompanying notes for the year ended December 31, 2024, the Company had previously approved a plan to implement cost reduction measures, including cuts in non-essential expenses and headcount and deferral of certain research and development programs, in order to reduce spending on programs and headcount, and thereby address the Company’s liquidity needs over the twelve-month period from the date on which the consolidated financial statements for 2024 were issued. During the first half of 2025, the Company significantly improved its liquidity position primarily through two key transactions: On April 17, 2025, the Company’s board of directors approved an Asset Purchase Agreement with ICL, involving the sale of certain assets, including Lavie Bio Ltd.’s technology platform, development programs, patents, data assets, and Evogene’s MicroBoost AI for agriculture operations. On July 8, 2025, the Company announced the closing of this transaction, for total consideration of approximately $18,714.  As part of the transaction Lavie Bio Ltd. redeemed the SAFE which was made by an ICL affiliate at the amount of $10,000. (see Notes 9 and 10(a)). In addition, during June 2025, the Company raised gross proceeds of approximately $4,415 by issuing ordinary shares under its At-The-Market (ATM) Sales Agreement (see Note 1(j)). As a result of these events, management determined that it was no longer necessary to implement the previously mentioned planned cost reduction measures. The Company continues to monitor its financial position closely and remains committed to maintaining sufficient liquidity to meet its obligations.

The Company intends to continue to finance its operating activities by raising capital, seeking collaborations with multinational companies in the industry, and from revenues from selling castor seeds.

The Company's management and board of directors are of the opinion that the Company’s current and expected financial resources will be sufficient to continue the development of the Company's products for the foreseeable future.

d.	The Company principally derives its revenues from collaboration, licensing agreements and castor operation (see Note 3). For revenues from major customers see Note 8d.

e.
The Company has the following direct and indirect subsidiaries: Casterra Ag Ltd. (formerly Evofuel Ltd.), Casterra Kenya Limited, Evogene Inc., Biomica Ltd., AgPlenus Ltd., AgPlenus Inc., Lavie Bio Ltd., Lavie Bio Inc., Lavie Tech Inc., Taxon Biosciences, Inc. and Canonic Ltd.

Casterra Ag Ltd. was incorporated on December 29, 2011 and is currently focusing on the development and sales of improved castor seeds and grains for industrial uses.  On March 13, 2025, Casterra Ag Ltd. incorporated a Kenyan wholly own subsidiary, Casterra Kenya Limited, which is expected to conduct a production, sales and marketing activities in Kenya.

Evogene Inc. was incorporated in Delaware, United States on September 22, 2006. From 2015 to 2019, Evogene Inc. was engaged in research and development in the field of insect control and located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States.

Biomica Ltd. (“Biomica”) was incorporated on March 2, 2017, with the mission of discovering and developing human microbiome-based therapeutics.

AgPlenus Ltd. was incorporated on June 10, 2018, with the mission to design effective and sustainable crop protection ag-chemicals products by leveraging predictive biology. On August 27, 2020, AgPlenus Ltd. incorporated a wholly owned U.S. subsidiary, AgPlenus Inc.

Lavie Bio Ltd. was incorporated on January 21, 2019, with the mission to improve food quality and sustainability through the introduction of microbiome-based ag-biological products. In 2019, Lavie Bio Ltd. incorporated two wholly owned subsidiaries, Lavie Bio Inc., located in the City Foundry STL Project, in St. Louis, Missouri, United States, and Lavie Tech Inc. Lavie Tech Inc. wholly owns as a subsidiary Taxon Biosciences, Inc. (see Note 9).

Canonic Ltd. was incorporated on March 25, 2019, with the mission to develop next-generation medical cannabis products. During 2024, Canonic Ltd. ceased its activities.

f.
On April 2, 2024, the Company and The Kitchen FoodTech Hub (TKH), the food tech incubator and investment arm of Strauss Group, jointly announced the establishment of Finally Foods Ltd., an AI-driven company specializing in molecular farming for the food sector, committed to providing sustainable alternative sources to animal-based proteins. Finally Foods Ltd. will leverage Company’s AI technology to modify plants for efficient protein production. The Company holds approximately 40% of the share capital of Finally Foods Ltd., on a fully diluted basis and accounts for this investment using the equity method. See also Note 10.

g.
On August 6, 2019, Corteva Inc., through its affiliate Pioneer Hi-Bred International, Inc. (“Corteva”) invested in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included a cash investment of $10,000 and the contribution of all shares of Corteva’s wholly owned subsidiary Taxon Biosciences, Inc. for 27.84% of Lavie Bio Ltd.'s shares. As part of the foregoing transaction, the parties entered a commercial arrangement with respect to the commercialization by Corteva of Lavie Bio Ltd.’s products, mainly in corn and soybean.

In August 2022, an affiliate company of ICL and Lavie Bio Ltd. entered a multi-year collaboration agreement for developing novel bio-stimulant products to enrich fertilizer efficiency. As part of the collaboration, ICL invested through an affiliate company in Lavie Bio Ltd. $10,000 under a SAFE agreement (simple agreement for future equity)

On April 21, 2025, the Company announced the acquisition of most of the activities of Lavie Bio Ltd., by Dead Sea Works Ltd., an affiliate of ICL Group Ltd., (“ICL”) for a total consideration of $15,250. In addition, ICL will acquire Evogene’s MicroBoost AI Tech-Engine for the agriculture field for total consideration of $3,464. As part of the transaction Lavie Bio Ltd. will redeem the SAFE which was made by an ICL affiliate. On July 8, 2025 the Company announced the closing of this transaction. (see also Note 9 and Note 10).

On December 21, 2022, Biomica, signed a definitive agreement for a $20,000 financing round, led by Shanghai Healthcare Capital (“SHC”), out of which $10,000 was invested by the Company in Biomica preferred shares. In addition, certain convertible loans in total amount of $10,000 were converted by the Company into Biomica’s ordinary shares. Following the closing of the transaction on April 25, 2023, the Company was diluted to approximately 67% of the share capital of Biomica, on a fully diluted basis, while SHC is holding approximately 20%, on a fully diluted basis.

h.
On July 23, 2024, the Company announced a reverse share split of its issued and outstanding ordinary shares at a ratio of 1-for-10. The reverse split was implemented after the close of trading on July 24, 2024. All share and per share amounts presented below, and that relate to events occurring prior to the reverse share split, have been retroactively adjusted to reflect the impact of the 1-for-10 reverse share split.

i.
On January 14, 2021 and February 19, 2021, the Company entered into Controlled Equity Offering Sales Agreements, or the January Sales Agreement and February Sales Agreement, respectively, with Cantor Fitzgerald & Co., or the Agent, pursuant to which the Company offered and sold, from time to time, its ordinary shares, through the Agent in an ATM offering. Over the course of the years ended December 31, 2021, 2022, 2023 and during January 2024 the Company raised gross proceeds of approximately $2,600, approximately $22, approximately $695 and approximately $3, respectively, under the January Sales Agreement and/or February Sales Agreement, in the aggregate. In March 2024, the Company terminated the ATM offering pursuant to the terms of the Controlled Equity Offering Sales Agreements.

j.
On March 28, 2024, the Company entered a new At-The-Market Issuance Sales Agreement (the “Sales Agreement”), with Lake Street Capital Markets, LLC as selling agent. In accordance with the terms of the Sales Agreement, from time to time the Company may offer and sell its ordinary shares in an ATM offering having an aggregate offering amount of up to $7,300. On August 26, 2024 the aggregate offering price was reduced to up to $4,500. During May 2024, the Company issued 10,000 ordinary shares pursuant to the Sales Agreement, with a selling price of $8.50 per share, resulting in gross proceeds of approximately $85. During June 2025, the Company issued 1,913,650 ordinary shares pursuant to the Sales Agreement, with a selling price of $2.31 per share, resulting in gross proceeds of approximately $4,415. As of June 30, 2025, the Sales Agreement was fully utilized and the ATM offering with Lake Street was terminated.

k.
On August 23, 2024, Evogene entered into a definitive securities purchase agreement, or the Securities Purchase Agreement, with an institutional investor (the “Investor”), pursuant to which Evogene agreed to issue and sell to such Investor in a registered direct offering (i) 265,000 ordinary shares, and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,427,308 ordinary shares. The Pre-Funded Warrants have an exercise price of $0.0001 per ordinary share, are immediately exercisable and may be exercised at any time until exercised in full. In a concurrent private placement, the Company also agreed to issue unregistered Series A ordinary warrants to purchase up to 1,692,308 ordinary shares, and unregistered Series B ordinary warrants to purchase up to 1,692,308 ordinary shares. Each ordinary share (or ordinary share equivalent in lieu thereof) was sold with one Series A ordinary warrant to purchase one ordinary share and one Series B ordinary warrant to purchase one ordinary share at a combined purchase price of $3.25. The Series A ordinary warrants have an exercise price of $3.55 per share, were immediately exercisable upon issuance and will expire five years from issuance. The Series B ordinary warrants have an exercise price of $3.55 per share, were immediately exercisable upon issuance and will expire eighteen months from issuance. The gross proceeds from the offering were approximately $5,500. From October 1, 2024 to December 31, 2024 a total of 1,146,308 Pre-Funded Warrants were exercised into 1,146,308 ordinary shares of the Company. During March and April 2025 a total of 281,000 Pre-Funded Warrants were exercised into 281,000 ordinary shares of the Company.

l.
The Company operates in three segments, Agriculture, Industry and Human. The Agriculture segment consists of the parent company, Evogene, Evogene’s subsidiary - AgPlenus Ltd. and the continued operation of Lavie Bio Ltd. The Human segment consists of Evogene’s subsidiaries, Biomica Ltd. and Canonic Ltd. The Industry segment consists of Evogene’s subsidiary Casterra Ag Ltd. (See also Note 8).

m.
In April 2025, the Trump administration announced a government plan which imposes reciprocal tariffs on the import of goods from numerous countries into the U.S. The overall tariff on the import of goods from Israel to the U.S. is 17%. The tariff applies solely to the import of goods and not to the import of services. The Company currently believes that the tariff of the U.S. on Israeli goods will not have a material impact on the Company’s revenues.

n.
In addition to the risks previously disclosed in our Annual Report for the year ended December 31, 2024, the ongoing military escalation between Israel and Iran has introduced additional geopolitical uncertainty and may adversely affect regional stability, supply chains, and the overall business environment. As of the date of these consolidated interim financial statements, the full impact of this conflict on our operations and financial condition remains uncertain.